Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2016
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	May 26, 2016
Document Effective Date	May 27, 2016
Prospectus Date	May 27, 2016
MFS® Global High Yield Fund | A
Prospectus:
Trading Symbol	MHOAX
MFS® Global High Yield Fund | B
Prospectus:
Trading Symbol	MHOBX
MFS® Global High Yield Fund | C
Prospectus:
Trading Symbol	MHOCX
MFS® Global High Yield Fund | I
Prospectus:
Trading Symbol	MHOIX
MFS® Global High Yield Fund | R1
Prospectus:
Trading Symbol	MHORX
MFS® Global High Yield Fund | R2
Prospectus:
Trading Symbol	MHOSX
MFS® Global High Yield Fund | R3
Prospectus:
Trading Symbol	MHOTX
MFS® Global High Yield Fund | R4
Prospectus:
Trading Symbol	MHOUX
MFS® Global High Yield Fund | R5
Prospectus:
Trading Symbol	MHOVX
MFS® High Income Fund | A
Prospectus:
Trading Symbol	MHITX
MFS® High Income Fund | R4
Prospectus:
Trading Symbol	MHIJX
MFS® High Income Fund | 529A
Prospectus:
Trading Symbol	EAHIX
MFS® High Income Fund | 529B
Prospectus:
Trading Symbol	EMHBX
MFS® High Income Fund | 529C
Prospectus:
Trading Symbol	EMHCX
MFS® High Income Fund | B
Prospectus:
Trading Symbol	MHIBX
MFS® High Income Fund | C
Prospectus:
Trading Symbol	MHICX
MFS® High Income Fund | I
Prospectus:
Trading Symbol	MHIIX
MFS® High Income Fund | R1
Prospectus:
Trading Symbol	MHIGX
MFS® High Income Fund | R2
Prospectus:
Trading Symbol	MIHRX
MFS® High Income Fund | R3
Prospectus:
Trading Symbol	MHIHX
MFS® High Income Fund | R5
Prospectus:
Trading Symbol	MHIKX
MFS® High Yield Pooled Portfolio | Fund Shares
Prospectus:
Trading Symbol	HYPPX
MFS® Municipal High Income Fund | A
Prospectus:
Trading Symbol	MMHYX
MFS® Municipal High Income Fund | B
Prospectus:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | C
Prospectus:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | I
Prospectus:
Trading Symbol	MMIIX